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                                PROSPECTUS SUPPLEMENT
                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY


             SEPARATE ACCOUNT VA-K (ALLMERICA ADVANTAGE/EXECANNUITY PLUS)
                     SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

                                         ***

Effective January 1, 1998, the following is added as the second sentence to the second paragraph under "DISTRIBUTION" on page 46 of the prospectus:

    Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract Value.

                                         ***

The Total Annual Fund Charges for the Fidelity VIP Equity-Income Portfolio on page P-3 of the Profile and the Total Fund Expenses for the Fidelity VIP Equity-Income Portfolio on page 11 of the Prospectus is changed from 0.68 to 0.58%.

Supplement Dated December 29, 1997